Summary Of Significant Accounting Policies (Amortization Expense Related To Acquired Definite-Lived Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Accounting Policies [Abstract]
Restaurant expense - below-market leases	$ 1.8	$ 2.2	$ 2.6
Restaurant expense - above-market leases	$ (0.5)	$ (0.5)	$ (0.5)